UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN MID-CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Mid-Cap Growth Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.2%
Technology - 36.1%
Communications Technology - 9.8%
Ciena Corp. (a)	345,700	$11,688,117
JDS Uniphase Corp. (a)	1,719,939	24,612,327
Juniper Networks, Inc. (a)	991,181	27,376,419

		63,676,863

Computer Services Software & Systems - 9.0%
Equinix, Inc. (a)	84,300	7,622,406
Nuance Communications, Inc. (a)	448,610	9,097,811
Red Hat, Inc. (a)	948,940	19,519,696
Salesforce.com, Inc. (a)	285,600	19,058,088
VeriFone Holdings, Inc. (a)	253,200	2,833,308

		58,131,309

Computer Technology - 6.9%
NetApp, Inc. (a)	1,132,325	27,402,265
SanDisk Corp. (a)	640,600	17,353,854

		44,756,119

Electronics: Semi-Conductors/Components - 9.1%
Advanced Micro Devices, Inc. (a)	3,125,392	18,627,336
International Rectifier Corp. (a)	284,400	6,472,944
Netlogic Microsystems, Inc. (a)	542,140	17,776,771
Silicon Laboratories, Inc. (a)	473,902	16,003,670

		58,880,721

Electronics: Technology - 1.3%
Trimble Navigation Ltd. (a)	269,100	8,823,789

		234,268,801

Consumer Discretionary - 18.6%
Communication & Media - 1.4%
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	271,612	9,313,575

Consumer Electronics - 1.3%
Activision, Inc. (a)	317,950	8,600,548

Education Services - 0.8%
New Oriental Education & Technology Group (ADR) (a)	67,100	5,036,526

Entertainment - 1.3%
Gaylord Entertainment Co. (a)	283,360	8,393,123

Hotel/Motel - 3.7%
Wyndham Worldwide Corp.	439,900	9,449,052
Wynn Resorts Ltd.	135,180	14,239,861

		23,688,913

Jewelry Watches & Gemstones - 1.9%
Tiffany & Co.	287,100	12,500,334

Leisure Time - 1.4%
Ctrip.com International Ltd. (ADR)	149,020	9,248,181

Printing and Copying Services - 2.0%
VistaPrint Ltd. (a)	375,590	12,781,328

Retail - 2.5%
Abercrombie & Fitch Co.-Class A	106,800	7,936,308
Saks, Inc. (a)	616,000	8,014,160

		15,950,468

Textiles Apparel Mfrs - 2.3%
Polo Ralph Lauren Corp.-Class A	238,500	14,813,235

		120,326,231

Health Care - 15.5%
Biotechnology Research & Production - 4.7%
Alnylam Pharmaceuticals, Inc. (a)	258,080	6,472,646
Applera Corp.	970,371	12,983,564
Myriad Genetics, Inc. (a)	180,510	7,498,386
WuXi PharmaTech Cayman, Inc. (ADR) (a)	205,200	3,783,888

		30,738,484

Drugs & Pharmaceuticals - 1.6%
Compugen Ltd. (a)	1,614,810	3,633,323
Qiagen (a)	301,815	6,703,311

		10,336,634

Electronics: Medical Systems - 2.5%
Hologic, Inc. (a)	269,800	7,875,462
Illumina, Inc. (a)	107,600	8,380,964

		16,256,426

Medical & Dental Instruments & Supplies - 6.7%
Cepheid, Inc. (a)	784,287	15,348,497
Cerus Corp. (a)	1,881,066	11,719,041
Given Imaging Ltd. (a)	952,773	16,187,613

		43,255,151

		100,586,695

Financial Services - 10.6%
Diversified Financial Services - 5.1%
Interactive Brokers Group, Inc.-Class A (a)	356,400	11,251,548
Nasdaq Stock Market, Inc. (a)	602,608	21,965,061

		33,216,609

Financial Information Services - 2.1%
Move, Inc. (a)	4,331,008	13,642,675

Investment Management Companies - 0.5%
Janus Capital Group, Inc.	117,500	3,297,050

Securities Brokerage & Services - 2.9%
TD Ameritrade Holding Corp. (a)	1,028,746	18,620,303

		68,776,637

Producer Durables - 9.1%
Electrical Equipment & Components - 2.6%
Baldor Electric Co.	528,650	17,128,260

Electronics: Instruments Gauges & Meters - 0.9%
Itron, Inc. (a)	63,472	5,907,974

Homebuilding - 1.6%
DR Horton, Inc.	651,800	10,096,382

Production Technology Equipment - 4.0%
Lam Research Corp. (a)	628,473	25,666,837

		58,799,453

Materials & Processing - 4.2%
Engineering & Contracting Services - 3.1%
Quanta Services, Inc. (a)	379,900	10,082,546
URS Corp. (a)	241,900	9,758,246

		19,840,792

Metal Fabricating - 1.1%
Shaw Group, Inc. (a)	151,600	7,492,072

		27,332,864

Autos and Transportation - 3.9%
Air Transport - 3.9%
Continental Airlines, Inc.-Class B (a)	1,418,590	25,506,248

Other Energy - 1.2%
Energy Miscellaneous - 0.8%
Dynegy, Inc.-Class A (a)	569,400	4,908,228

Oil: Crude Producers - 0.4%
Denbury Resources, Inc. (a)	96,280	2,942,317

		7,850,545

Utilities - 1.0%
Utilities: Electrical - 1.0%
ITC Holdings Corp.	113,220	6,315,412

Total Common Stocks
(cost $649,159,851)		649,762,886

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b)
(cost $881,757)	881,757	881,757

Total Investments - 100.4%
(cost $650,041,608)		650,644,643
Other assets less liabilities - (0.4)%		(2,350,570)

Net Assets - 100.0%		$648,294,073

(a) Non-income producing security.
(b) Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	June 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 23, 2008